Summary of Changes in Outstanding Options (Detail) - 2degrees $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at December 31, 2017 | shares	24,420,000
Options, Granted | shares	3,525,000
Options, Forfeited | shares	(1,040,000)
Options, Redeemed | shares	(430,000)
Options, Outstanding at December 31, 2018 | shares	26,475,000
Options, Exercisable at December 31, 2018 | shares	23,806,666
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2017 | $ / shares	$ 1.38
Weighted- Average Exercise Price per Unit, Granted | $ / shares	1.90
Weighted- Average Exercise Price per Unit, Forfeited | $ / shares	1.55
Weighted- Average Exercise Price per Unit, Redeemed | $ / shares	0.97
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2018 | $ / shares	1.45
Weighted- Average Exercise Price per Unit, Exercisable at December 31, 2018 | $ / shares	$ 1.39
Weighted-Average Remaining Contractual Term (in Years), Outstanding at December 31, 2018	3 years 1 month 6 days
Weighted-Average Remaining Contractual Term (in Years), Exercisable at December 31, 2018	2 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding at December 31, 2018 | $	$ 4,072
Aggregate Intrinsic Value, Exercisable at December 31, 2018 | $	$ 4,883